U.S. Global Jets ETF
Schedule of Investments
September 30, 2022 (Unaudited)
Shares		Security Description	Value
		COMMON STOCKS - 98.9%
		Australia - 0.5%
3,040,843		Qantas Airways, Ltd. (a)	$9,764,309
		Brazil - 0.5%
1,040,022		Embraer SA - ADR (a)	8,944,189
		Canada - 3.1%
4,801,241		Air Canada (a)	57,697,616
		China - 2.4%
14,001,069		Air China, Ltd. - H-Shares (a)	10,701,931
5,226,691		Tongcheng-Elong Holdings, Ltd. (a)	10,254,093
857,837		Trip.com Group, Ltd. - ADR (a)	23,427,528
			44,383,552
		France - 2.6%
81,435		Aeroports de Paris (a)	9,497,398
14,651,116		Air France-KLM (a)	18,673,582
223,760		Airbus SE	19,493,146
			47,664,126
		Germany - 1.1%
3,526,251		Deutsche Lufthansa AG (a)	20,451,952
		India - 0.6%
330,309		MakeMyTrip, Ltd. (a)(b)	10,140,486
		Ireland - 0.9%
295,820		Ryanair Holdings plc - ADR (b)	17,281,804
		Japan - 2.4%
583,396		ANA Holdings, Inc. (a)	10,956,058
1,212,197		Japan Airlines Company, Ltd. (a)	21,625,736
275,808		Japan Airport Terminal Company, Ltd. (a)	11,529,319
			44,111,113
		Mexico - 1.0%
740,835		Grupo Aeroportuario del Pacifico SAB de CV - Class B	9,380,219
49,975		Grupo Aeroportuario del Sureste SAB de CV - ADR	9,803,596
			19,183,815
		Panama - 1.1%
298,935		Copa Holdings SA - Class A (a)(b)	20,031,634
		Singapore - 0.5%
2,818,993		Singapore Airlines, Ltd. (a)	10,010,001
		Spain - 1.0%
90,921		Aena SME SA (a)	9,525,515
207,746		Amadeus IT Group SA (a)	9,754,509
			19,280,024
		Switzerland - 0.4%
464,282		Wizz Air Holdings plc (a)	8,213,917
		Thailand - 1.1%
10,916,109		Airports of Thailand pcl (a)	20,981,387
		Turkey - 2.2%
807,029		Pegasus Hava Tasimaciligi AS (a)	10,396,382
3,012,206		TAV Havalimanlari Holding AS (a)	10,254,908
5,376,597		Turk Hava Yollari AO (a)	20,528,798
			41,180,088
		United Kingdom - 1.5%
2,633,379		easyJet plc (a)	8,715,008
17,315,597		International Consolidated Airlines Group SA (a)	18,303,159
			27,018,167
		United States - 76.0% (c)
1,449,447		Air Transport Services Group, Inc. (a)	34,917,178
1,442,711		Alaska Air Group, Inc. (a)	56,482,136
659,237		Allegiant Travel Company (a)(b)	48,111,116
16,287,206		American Airlines Group, Inc. (a)(b)	196,097,961
272,943		Boeing Company (a)	33,047,938
23,432		Booking Holdings, Inc. (a)	38,503,697
6,908,632		Delta Air Lines, Inc. (a)	193,856,214
416,324		Expedia Group, Inc. (a)(b)	39,005,396
5,052,883		Frontier Group Holdings, Inc. (a)(b)	49,012,965
189,231		General Dynamics Corporation	40,149,141
4,181,480		Hawaiian Holdings, Inc. (a)(b)(d)	54,986,462
8,222,617		JetBlue Airways Corporation (a)	54,515,951
6,276,883		Sabre Corporation (a)(b)	32,325,947
3,061,575		SkyWest, Inc. (a)(d)	49,781,210
5,867,459		Southwest Airlines Company (a)	180,952,436
3,044,321		Sun Country Airlines Holdings, Inc. (a)(b)(d)	41,433,209
671,329		Textron, Inc.	39,111,628
1,791,299		TripAdvisor, Inc. (a)(b)	39,551,882
5,889,793		United Airlines Holdings, Inc. (a)	191,594,966
			1,413,437,433
		TOTAL COMMON STOCKS (Cost $2,777,237,670)	1,839,775,613

		PREFERRED STOCKS - 0.5%
		Brazil - 0.5%
1,192,544		Azul SA - ADR (a)(b)	9,707,308
		TOTAL PREFERRED STOCKS (Cost $16,917,718)	9,707,308

		SHORT-TERM INVESTMENTS - 0.6%
10,637,453		First American Government Obligations Fund - Class X, 2.78% (e)	10,637,453
		TOTAL SHORT-TERM INVESTMENTS (Cost $10,637,453)	10,637,453
Units		INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 16.3%
302,415,121		Mount Vernon Liquid Assets Portfolio, LLC, 3.21% (e)(f)	302,415,121
		TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $302,415,121)	302,415,121
		TOTAL INVESTMENTS - 116.3% (Cost $3,107,207,962)	2,162,535,495
		Liabilities in Excess of Other Assets - (16.3)%	(302,936,265)
		NET ASSETS - 100.0%	$1,859,599,230

	Percentages are stated as a percent of net assets.
	ADR	American Depositary Receipt.
	(a)	Non-income producing security.
	(b)	All or portion of this security is out on loan as of September 30, 2022. Total value of securities on loan is $290,640,923.
	(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

	(d)	Affiliated Common Stock during the period.
	(e)	Rate shown is the annualized seven-day yield as of September 30, 2022.
	(f)	Privately offered liquidity fund.

Summary of Fair Value Disclosure at September 30, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2022:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,839,775,613	$-	$-	$1,839,775,613
Preferred Stocks	9,707,308	-	-	9,707,308
Short-Term Investments	10,637,453	-	-	10,637,453
Investments Purchased with Proceeds from Securities Lending	-	302,415,121	-	302,415,121
Total Investments in Securities	$1,860,120,374	$302,415,121	$-	$2,162,535,495
^ See Schedule of Investments for breakout of investments by country classification.
For the period ended September 30, 2022, the Fund did not recognize any transfers to or from Level 3.

Transactions With Affiliated Securities
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the 1940 Act were as follows:

U.S. Global Jets ETF					Change in
					Unrealized
	Value at	Purchases	Proceeds	Net Realized	Appreciation	Value at
Affiliated Issuer	6/30/2022	at Cost	from Sales	Gain (Loss)	(Depreciation)	9/30/2022
Hawaiian Holdings, Inc.	$71,881,448	$8,028,664	$(19,914,177)	$(6,941,348)	$1,931,875	$54,986,462
SkyWest, Inc.	69,804,486	13,093,971	(15,932,703)	(7,455,131)	(9,729,413)	49,781,210
Sun Country Airlines Holdings, Inc.	-	71,296,338	(9,470,421)	(2,509,255)	(17,883,453)	41,433,209
	$141,685,934			$(16,905,734)	$(25,680,991)	$146,200,881